Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Finished goods	$ 54,357	$ 58,337
Work in process	57,076	60,632
Raw materials	38,273	52,337
Supplies	42	68
Inventory, Net	$ 149,748	$ 171,374